RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Due To Related Parties	$ 151	$ 163
Oniva International Services Corp. [Member]
Statement [Line Items]
Due To Related Parties	108	107
Directors [Member]
Statement [Line Items]
Due To Related Parties	$ 43	$ 56